June 8, 2016

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Attn: Asen Parachkevov

Dear Sir or Madam:

The Registrant is transmitting today for filing under the Securities Act of 1933, as amended, Pre-Effective Amendment No. 1 to the registration statement filed on Form N-14 on March 31, 2016 (the “Registration Statement”) relating to the registration of an indefinite number of shares of beneficial interest, $0.001 par value, to be issued in connection with the reorganizations of:

1)

Janus Velocity Tail Risk Hedged Large Cap ETF, a series of ALPS ETF Trust (“Acquired Fund I” and “Acquired Trust,” respectively) into Janus Velocity Tail Risk Hedged Large Cap ETF, a series of Janus Detroit Street Trust (“Acquiring Fund I” and “Acquiring Trust,” respectively); and

2)

Janus Velocity Volatility Hedged Large Cap ETF, a series of the Acquired Trust (“Acquired Fund II”) into Janus Velocity Volatility Hedged Large Cap ETF, a series of Acquiring Trust; (each a “Reorganization” and collectively, the “Reorganizations”).

The purpose for filing the Registration Statement is to include changes made as a result of comments received from the staff of the Securities and Exchange Commission (“Staff”) during an April 27, 2016 telephone conference call, include other non-material changes, as well as to complete missing disclosure items and exhibits.

The Registration Statement has been marked to show changes from the initial registration statement.

No filing fee is due in connection with this filing.

As discussed with Mr. Parachkevov on Monday, June 6, 2016, the Registrant and ALPS Distributors, Inc., the principal underwriter of the Registrant, intend to request for acceleration of effectiveness of the Registration Statement as soon as reasonably practical once the Staff has had an opportunity to review this Pre-effective Amendment No. 1 filing.

If you have any questions regarding this filing, please call me at (303) 336-7823.

Respectfully,

Janus Detroit Street Trust, a Delaware Statutory Trust (the “Registrant”)

By: /s/ Byron D. Hittle

Assistant Secretary

1933 Act File no. 333-210527

1940 Act File No. 811-23112

cc:	Eric Purple, Esq.
Michelle Rosenberg, Esq.
Donna Brungardt